Basis for the presentation of the consolidated financial statements and applicable accounting standard - Summary of financial statements of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Volkswagen Financial Services Ca. Financiera S.A. [Member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Subsidiaries	Volkswagen Financial Services Cía. Financiera S.A.	Volkswagen Financial Services Cía. Financiera S.A.	Volkswagen Financial Services Cía. Financiera S.A.
Registered Office	Av. Córdoba 111	Av. Córdoba 111	Av. Córdoba 111
Province	City of Buenos Aires	City of Buenos Aires	City of Buenos Aires
Country	Argentina	Argentina	Argentina
Main Business Activity	Financing	Financing	Financing
PSA Finance Arg. Ca. Financiera S.A. [Member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Subsidiaries	PSA Finance Arg. Cía. Financiera S.A.	PSA Finance Arg. Cía. Financiera S.A.	PSA Finance Arg. Cía. Financiera S.A.
Registered Office	Carlos María Della Paolera 265, piso 22	Carlos María Della Paolera 265, piso 22	Carlos María Della Paolera 265, piso 22
Province	City of Buenos Aires	City of Buenos Aires	City of Buenos Aires
Country	Argentina	Argentina	Argentina
Main Business Activity	Financing	Financing	Financing
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings) (1) [Member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Subsidiaries	Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)
Registered Office	Av. Córdoba 111, piso 22	Av. Córdoba 111, piso 22	Av. Córdoba 111, piso 22
Province	City of Buenos Aires	City of Buenos Aires	City of Buenos Aires
Country	Argentina	Argentina	Argentina
Main Business Activity	Retirement and Pension Fund Manager	Retirement and Pension Fund Manager	Retirement and Pension Fund Manager
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversin [Member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Subsidiaries	BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión
Registered Office	Av. Córdoba 111, piso 30	Av. Córdoba 111, piso 30	Av. Córdoba 111, piso 30
Province	City of Buenos Aires	City of Buenos Aires	City of Buenos Aires
Country	Argentina	Argentina	Argentina
Main Business Activity	Mutual Funds Management	Mutual Funds Management	Mutual Funds Management